Offerings - Offering: (nil)	Aug. 13, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	1.79
Maximum Aggregate Offering Price	$ 11,187,500
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 1,712.81
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of Esperion Therapeutics, Inc. (the “Registrant”), which become issuable under the Registrant’s 2022 Stock Option and Incentive Plan, as amended (the “Option Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

(2) Represents an increase of 6,250,000 shares of Common Stock to the number of shares available for issuance under the Option Plan. Shares available for issuance under the Option Plan were previously registered on the Registrant’s registration statements on Form S-8 (Registration No. 333-265247, Registration No. 333-273555, and Registration No. 333-281486) filed with the Securities and Exchange Commission (the “Commission”) on May 26, 2022, August 1, 2023, and August 12, 2024, respectively.
(3) The price of $1.79 per share, which is the average of the high and low sale prices of Common Stock as quoted on the Nasdaq Global Market on August 8, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and has been used as these shares are without a fixed price.